Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 28, 2023	May 29, 2022	May 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
This
disclosure has been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation
S-K
under the 1934 Act (“Item 402(v)”) and does not necessarily reflect value actually realized by the Named Executive Officers or how the Compensation Committee evaluates compensation decisions in light of Company or individual performance. For discussion of how the Compensation Committee seeks to align pay with
performance when making compensation decisions, please review the Compensation Discussion and Analysis beginning on page
52.
The following tables and related disclosures provide information about (i) the total compensation (“SCT Total”) of our principal executive officer (“PEO”) and our non-PEO
Named Executive Officers (collectively, the “Other NEOs”) as presented in the Summary Compensation Table on page
66
, (ii) the “compensation actually paid” (“CAP”) to our PEO and our Other NEOs, as calculated pursuant to Item 402(v), (iii) certain financial performance measures, and (iv) the relationship of the CAP to those financial performance measures for fiscal years 2021, 2022 and 2023:

Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEO(4)	Average Compensation Actually Paid to Non-PEO NEO(5)	Value of Initial Fixed $100 Investment Based on:		Net Income (millions)(7)	Adjusted Darden Diluted Net EPS(8)
					Total Shareholder Return ($)	Peer Group (6) Total Shareholder Return ($)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	8,500,029	15,246,533	3,205,321	5,905,006	226.97	122.21	981.9	8.00

2022	11,891,841	8,852,886	3,517,201	2,886,390	171.15	123.74	952.8	7.40

2021	10,128,186	34,914,894	2,627,292	5,808,702	188.58	139.04	629.3	4.31

(1)	“Year” means the fiscal year.

(2)	PEO means:

Fiscal 2023	Ricardo Cardenas

Fiscal 2022	Eugene I. Lee, Jr.

Fiscal 2021	Eugene I. Lee, Jr.

(3)	Adjustments to Calculate Compensation Actually Paid to PEO (Column (c))

Items Adjusted	2023	2022	2021

Reported Summary Compensation Table	8,500,029	11,891,841	10,128,186

Reported Value Equity Awards	(5,562,526)	(5,982,682)	(5,496,847)

Year-End Fair Value of Outstanding Equity Awards Granted in Year	9,961,422	5,163,812	13,430,669

Year Over Year Change in Fair Value of Outstanding Unvested Equity Granted in Prior Years	2,219,441	(2,838,468)	15,438,828

Year Over Year Change in Fair Value of Equity Granted in Prior Years and Vested in Year	(181,368)	(167,098)	979,895

Value of Dividends Paid on Unvested Equity	309,535	785,481	434,163

Total Equity Award Adjustments	15,246,533	8,852,886	34,914,894

(4)	Non-PEO NEOs include:

Fiscal 2023	Todd A. Burrowes, Daniel J. Kiernan, M. John Martin, Rajesh Vennam

Fiscal 2022	Todd A. Burrowes, Ricardo Cardenas, M. John Martin, Rajesh Vennam

Fiscal 2021	Todd A. Burrowes, Ricardo Cardenas, David C. George, Daniel J. Kiernan, M. John Martin, Rajesh Vennam

(5)	Adjustments to Calculate Average Compensation Actually Paid to Other NEOs (Column (e))

Items Adjusted	2023	2022	2021

Reported Summary Compensation Table	3,205,321	3,517,201	2,627,292

Reported Value Equity Awards	(1,668,767)	(1,577,189)	(1,075,089)

Year-End Fair Value of Outstanding Equity Awards Granted in Year	2,988,436	1,361,314	2,155,749

Year Over Year Change in Fair Value of Outstanding Unvested Equity Granted in Prior Years	1,307,395	(550,759)	1,897,626

Year Over Year Change in Fair Value of Equity Granted in Prior Years and Vested in Year	(87,150)	(29,572)	126,493

Value of Dividends Paid on Unvested Equity	159,771	165,395	76,631

Total Equity Award Adjustments	5,905,006	2,886,390	5,808,702

(6)	Represents the cumulative TSR of the S&P Consumer Discretionary Select Sector Index.

(7)	The dollar amount represents the amount of net income reported in the Company’s audited financial statements for the applicable fiscal year.

(8)
Adjusted Darden Diluted Net EPS was selected as the Company-Selected Measure. A detailed Adjusted EPS reconciliation can be found in our Compensation Discussion and Analysis of the Company’s Proxy Statement for the applicable fiscal year, each as filed with the SEC on August 9, 2021, August 8, 2022 and August 7, 2023, respectively.

Company Selected Measure Name	Adjusted Darden Diluted Net EPS
Named Executive Officers, Footnote
(4)	Non-PEO NEOs include:

Fiscal 2023	Todd A. Burrowes, Daniel J. Kiernan, M. John Martin, Rajesh Vennam

Fiscal 2022	Todd A. Burrowes, Ricardo Cardenas, M. John Martin, Rajesh Vennam

Fiscal 2021	Todd A. Burrowes, Ricardo Cardenas, David C. George, Daniel J. Kiernan, M. John Martin, Rajesh Vennam

Peer Group Issuers, Footnote
(6)	Represents the cumulative TSR of the S&P Consumer Discretionary Select Sector Index.

PEO Total Compensation Amount	$ 8,500,029	$ 11,891,841	$ 10,128,186
PEO Actually Paid Compensation Amount	$ 15,246,533	8,852,886	34,914,894
Adjustment To PEO Compensation, Footnote
(3)	Adjustments to Calculate Compensation Actually Paid to PEO (Column (c))

Items Adjusted	2023	2022	2021

Reported Summary Compensation Table	8,500,029	11,891,841	10,128,186

Reported Value Equity Awards	(5,562,526)	(5,982,682)	(5,496,847)

Year-End Fair Value of Outstanding Equity Awards Granted in Year	9,961,422	5,163,812	13,430,669

Year Over Year Change in Fair Value of Outstanding Unvested Equity Granted in Prior Years	2,219,441	(2,838,468)	15,438,828

Year Over Year Change in Fair Value of Equity Granted in Prior Years and Vested in Year	(181,368)	(167,098)	979,895

Value of Dividends Paid on Unvested Equity	309,535	785,481	434,163

Total Equity Award Adjustments	15,246,533	8,852,886	34,914,894

Non-PEO NEO Average Total Compensation Amount	$ 3,205,321	3,517,201	2,627,292
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,905,006	2,886,390	5,808,702
Adjustment to Non-PEO NEO Compensation Footnote
(5)	Adjustments to Calculate Average Compensation Actually Paid to Other NEOs (Column (e))

Items Adjusted	2023	2022	2021

Reported Summary Compensation Table	3,205,321	3,517,201	2,627,292

Reported Value Equity Awards	(1,668,767)	(1,577,189)	(1,075,089)

Year-End Fair Value of Outstanding Equity Awards Granted in Year	2,988,436	1,361,314	2,155,749

Year Over Year Change in Fair Value of Outstanding Unvested Equity Granted in Prior Years	1,307,395	(550,759)	1,897,626

Year Over Year Change in Fair Value of Equity Granted in Prior Years and Vested in Year	(87,150)	(29,572)	126,493

Value of Dividends Paid on Unvested Equity	159,771	165,395	76,631

Total Equity Award Adjustments	5,905,006	2,886,390	5,808,702

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The table below shows the relationship between the amount of compensation actually paid to the PEO and the average amount of compensation actually paid to the Company’s NEOs as a group and the Company’s Total Shareholder Return and Total Shareholder Return of our peer group, the S&P Consumer Discretionary Select Sector Index. Neither the Company’s Total Shareholder Return nor the peer group Total Shareholder Return are performance metrics in the Company’s incentive plans. The Company’s Total Shareholder return as a percentile rank versus the Total Shareholder Return of the constituents of a different peer group is a performance measure in the Company’s Performance Stock Unit Awards. Please see
Compensation Discussion and Analysis
in this Proxy Statement for a description of the Company’s Executive Compensation Philosophy and Strategy.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The table below shows the relationship between the amount of compensation actually paid to the PEO and the average amount of compensation actually paid to the Company’s NEOs as a group and the Company’s Net Income. Net Income is not a performance measure in any of the Company’s incentive plans and any alignment would be indirect. Please see
Compensation Discussion and Analysis
in this Proxy Statement for a description of the Company’s Executive Compensation Philosophy and Strategy.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted Diluted Net EPS
The table below shows the relationship between the amount of compensation actually paid to the PEO and the average amount of compensation actually paid to the Company’s NEOs as a group and the Company’s Adjusted Diluted Net
EPS. Adjusted Diluted Net
EPS is the Company Selected Measure because it is a performance measure in the Company’s Annual Incentive Plan. Note, compensation actually paid to the PEO and the average amount of compensation actually paid to the Company’s NEOs as a group is impacted by changes in stock price and other performance metrics in the Company’s Incentive Plans. Please see
Compensation Discussion and Analysis
in this Proxy Statement for a description of the Company’s Executive Compensation Philosophy and Strategy.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Cumulative TSR
The table below shows the relationship between the amount of compensation actually paid to the PEO and the average amount of compensation actually paid to the Company’s NEOs as a group and the Company’s Total Shareholder Return and Total Shareholder Return of our peer group, the S&P Consumer Discretionary Select Sector Index. Neither the Company’s Total Shareholder Return nor the peer group Total Shareholder Return are performance metrics in the Company’s incentive plans. The Company’s Total Shareholder return as a percentile rank versus the Total Shareholder Return of the constituents of a different peer group is a performance measure in the Company’s Performance Stock Unit Awards. Please see
Compensation Discussion and Analysis
in this Proxy Statement for a description of the Company’s Executive Compensation Philosophy and Strategy.

Tabular List, Table
Pay versus Performance Tabular List
The table below lists our most important performance measures used to link “Compensation Actually Paid” for our NEOs to company performance, over the fiscal year ending May 28, 2023. These measures are among the measures used to determine the annual incentive and the PSU component of long-term incentive payouts for each of the NEOs.
For more information on annual incentives and actual payouts for each NEO, see “Annual
Incentive Plan
” beginning on page
57
 of this Proxy Statement. For more information on the PSU component of the long-term incentives for each NEO, see “Long-Term Incentives” beginning on page
60
 of this Proxy Statement. The performance measures included in this table are not ranked by relative importance.

Darden Adjusted Diluted Net EPS

Darden Same-Restaurant Sales Growth

Relative Total Shareholder Return

Total Shareholder Return Amount	$ 226.97	171.15	188.58
Peer Group Total Shareholder Return Amount	122.21	123.74	139.04
Net Income (Loss)	$ 981,900,000	$ 952,800,000	$ 629,300,000
Company Selected Measure Amount	8	7.4	4.31
PEO Name	Ricardo Cardenas	Eugene I. Lee, Jr.	Eugene I. Lee, Jr.
Measure:: 1
Pay vs Performance Disclosure
Name	Darden Adjusted Diluted Net EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Darden Same-Restaurant Sales Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Reported Value Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,562,526)	$ (5,982,682)	$ (5,496,847)
PEO | YearEnd Fair Value of Outstanding Equity Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,961,422	5,163,812	13,430,669
PEO | Year Over Year Change in Fair Value of Outstanding Unvested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,219,441	(2,838,468)	15,438,828
PEO | Year Over Year Change in Fair Value of Equity Granted in Prior Years and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(181,368)	(167,098)	979,895
PEO | Value of Dividends Paid on Unvested Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	309,535	785,481	434,163
PEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,246,533	8,852,886	34,914,894
Non-PEO NEO | Reported Value Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,668,767)	(1,577,189)	(1,075,089)
Non-PEO NEO | YearEnd Fair Value of Outstanding Equity Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,988,436	1,361,314	2,155,749
Non-PEO NEO | Year Over Year Change in Fair Value of Outstanding Unvested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,307,395	(550,759)	1,897,626
Non-PEO NEO | Year Over Year Change in Fair Value of Equity Granted in Prior Years and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,150)	(29,572)	126,493
Non-PEO NEO | Value of Dividends Paid on Unvested Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	159,771	165,395	76,631
Non-PEO NEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,905,006	$ 2,886,390	$ 5,808,702